Financial risk management - Disclosure of detailed information about net debt and movements in net debt (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Cash and cash equivalents	€ (182,783)	€ (226,139)	€ (104,072)	€ (50,674)
Loans and borrowings	729,000	630,000	630,000
Net Debt, Excluding Lease Liabilities	546,217	403,861	525,928
Short-term	12,578	14,001	13,713
Borrowings	(720,856)	(625,676)	(624,500)
Long-term	19,122	27,750	32,420
Net debt	(569,773)	(441,288)	(566,561)	€ (626,822)
Nominal value of outstanding trade receivables
Disclosure of financial liabilities [line items]
Borrowings	(720,856)	(625,676)	(624,500)
Corporate Borrowings | Deferred Financing Costs
Disclosure of financial liabilities [line items]
Borrowings	(8,255)	(9,672)	(13,441)
Senior Debt Facility IFRS 9 | Nominal value of outstanding trade receivables
Disclosure of financial liabilities [line items]
Borrowings	0	(4,267)	(5,839)
Other bank overdraft
Disclosure of financial liabilities [line items]
Borrowings	(100)
Other bank overdraft | Nominal value of outstanding trade receivables
Disclosure of financial liabilities [line items]
Borrowings	€ (111)	€ (1,081)	€ (2,102)